                           Financial Investors Trust
                          370 17th Street, Suite 3100
                             Denver,  CO  80202


September 1, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N. W.
Washington, DC  20549

Re: Financial Investors Trust, U.S. Government Money Market Fund, U.S. Treasury
    Money Market Fund, Prime Fund, Classes I and II, Aristata Equity Fund, Aristata Quality Bond Fund
    Aristata Colorado Quality Tax-Exempt Fund


    File Nos.  33-72424
               811-8194


Ladies and Gentlemen:


Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectuses and Statements of Additional Information with respect to the above-referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,

/s/ Russell C. Burk
Russell C. Burk
Secretary